Prepayments	6 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
PREPAYMENTS

NOTE 7 — PREPAYMENTS

	December 31, 2024	June 30, 2025
	RMB	RMB
Short-term prepayments
Advance to suppliers for services and inventories(1)	400,083	2,411,067
Long-term prepayments
Prepayment for educational content	25,471,027	20,275,235

(1)	Short-term prepayments represent advance to suppliers for purchasing services or inventories.